Fair value of financial instruments - Carrying or notional amounts and estimated fair values for financial instruments (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Carrying amount
Financial Assets:
Cash and due from banks	$ 388,311,000	$ 394,035,000
Money market investments	3,262,286,000	4,171,048,000
Trading account debt securities, excluding derivatives	40,321,000	37,787,000
Debt Securities Available for Sale, at Fair Value	17,648,473,000	13,300,184,000
Debt securities held-to-maturity, at amortized cost	97,662,000	101,575,000
Equity securities:
FHLB Stock	43,787,000	51,628,000
FRB stock	93,470,000	89,358,000
Other investments	22,630,000	14,598,000
Equity securities	159,887,000	155,584,000
Loans held-for-sale	59,203,000	51,422,000
Loans held in portfolio, net	26,929,165,000	25,938,541,000
Mortgage servicing rights	150,906,000	169,777,000
Derivatives	17,966,000	13,603,000
Deposits
Demand deposits	36,083,809,000	32,093,274,000
Time deposits	7,674,797,000	7,616,765,000
Total deposits	43,758,606,000	39,710,039,000
Assets sold under agreements to repurchase	193,378,000	281,529,000
Other short-term borrowings		42,000
Notes payable:
Advances with the FHLB	421,399,000	556,776,000
Unsecured senior debt securities	295,307,000	294,039,000
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	384,902,000	384,875,000
Capital lease obligations		20,412,000
Notes Payable	1,101,608,000	1,256,102,000
Derivatives	16,619,000	12,320,000
Cash and due from banks	388,311,000	394,035,000
Money market investments	3,262,286,000	4,171,048,000
Trading account debt securities, excluding derivatives	40,321,000	37,787,000
Debt Securities Available for Sale, at Fair Value	17,648,473,000	13,300,184,000
Debt securities held-to-maturity, at amortized cost	97,662,000	101,575,000
Equity securities	159,887,000	155,584,000
Loans held in portfolio, net	26,929,165,000	25,938,541,000
Mortgage servicing rights	150,906,000	169,777,000	$ 168,031,000
Time deposits	7,674,797,000	7,616,764,000
Total deposits	43,758,606,000	39,710,039,000
Assets sold under agreements to repurchase	193,378,000	281,529,000
Other short-term borrowings	0	42,000
Capital lease obligations	0	20,412,000
Notes Payable	1,101,608,000	1,256,102,000
Derivatives	16,619,000	12,320,000
Fair Value
Financial Assets:
Cash and due from banks	388,311,000	394,035,000
Money market investments	3,262,286,000	4,171,048,000
Trading account debt securities, excluding derivatives	40,321,000	37,787,000
Debt Securities Available for Sale, at Fair Value	17,648,473,000	13,300,184,000
Debt securities held-to-maturity, at amortized cost	105,110,000	102,653,000
Equity securities:
FHLB Stock	43,787,000	51,628,000
FRB stock	93,470,000	89,358,000
Other investments	28,695,000	18,835,000
Equity securities	165,952,000	159,821,000
Loans held-for-sale	60,030,000	52,474,000
Loans held in portfolio, net	25,051,400,000	23,143,027,000
Mortgage servicing rights	150,906,000	169,777,000
Derivatives	17,966,000	13,603,000
Deposits
Demand deposits	36,083,809,000	32,093,274,000
Time deposits	7,598,732,000	7,392,698,000
Total deposits	43,682,541,000	39,485,972,000
Assets sold under agreements to repurchase	193,271,000	281,535,000
Other short-term borrowings		42,000
Notes payable:
Advances with the FHLB	429,718,000	553,111,000
Unsecured senior debt securities	323,415,000	302,664,000
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	395,216,000	381,079,000
Capital lease obligations		20,412,000
Notes Payable	1,148,349,000	1,257,266,000
Derivatives	16,619,000	12,320,000
Obligations of Puerto Rico, States and political subdivisions | Carrying amount
Financial Assets:
Debt securities held-to-maturity, at amortized cost	85,556,000	89,459,000
Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Debt Securities Available for Sale, at Fair Value	6,975,000	6,742,000
Debt securities held-to-maturity, at amortized cost	85,556,000	89,459,000
Obligations of Puerto Rico, States and political subdivisions | Fair Value
Financial Assets:
Debt securities held-to-maturity, at amortized cost	93,002,000	90,534,000
Collateralized Mortgage Obligations - Federal agencies | Carrying amount
Financial Assets:
Debt securities held-to-maturity, at amortized cost	45,000	55,000
Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Debt Securities Available for Sale, at Fair Value	586,175,000	728,671,000
Debt securities held-to-maturity, at amortized cost	45,000	55,000
Collateralized Mortgage Obligations - Federal agencies | Fair Value
Financial Assets:
Debt securities held-to-maturity, at amortized cost	47,000	58,000
Securities in wholly owned statutory business trusts | Carrying amount
Financial Assets:
Debt securities held-to-maturity, at amortized cost	11,561,000	11,561,000
Securities in wholly owned statutory business trusts
Financial Assets:
Debt securities held-to-maturity, at amortized cost	11,561,000	11,561,000
Securities in wholly owned statutory business trusts | Fair Value
Financial Assets:
Debt securities held-to-maturity, at amortized cost	11,561,000	11,561,000
Other | Carrying amount
Financial Assets:
Debt securities held-to-maturity, at amortized cost	500,000	500,000
Other
Financial Assets:
Debt Securities Available for Sale, at Fair Value	350,000	488,000
Debt securities held-to-maturity, at amortized cost	500,000	500,000
Other | Fair Value
Financial Assets:
Debt securities held-to-maturity, at amortized cost	500,000	500,000
Level 1 | Fair Value
Financial Assets:
Cash and due from banks	388,311,000	394,035,000
Money market investments	3,256,274,000	4,161,832,000
Trading account debt securities, excluding derivatives	7,081,000	6,278,000
Debt Securities Available for Sale, at Fair Value	3,841,715,000	2,719,740,000
Debt securities held-to-maturity, at amortized cost	0	0
Equity securities:
FHLB Stock	0	0
FRB stock	0	0
Other investments	0	0
Equity securities	0	0
Loans held-for-sale	0	0
Loans held in portfolio, net	0	0
Mortgage servicing rights	0	0
Derivatives	0	0
Deposits
Demand deposits	0	0
Time deposits	0	0
Total deposits	0	0
Assets sold under agreements to repurchase	0	0
Other short-term borrowings		0
Notes payable:
Advances with the FHLB	0	0
Unsecured senior debt securities	0	0
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0	0
Capital lease obligations		0
Notes Payable	0	0
Derivatives	0	0
Level 1 | Obligations of Puerto Rico, States and political subdivisions | Fair Value
Financial Assets:
Debt securities held-to-maturity, at amortized cost	0	0
Level 1 | Collateralized Mortgage Obligations - Federal agencies | Fair Value
Financial Assets:
Debt securities held-to-maturity, at amortized cost	0	0
Level 1 | Securities in wholly owned statutory business trusts | Fair Value
Financial Assets:
Debt securities held-to-maturity, at amortized cost	0	0
Level 1 | Other | Fair Value
Financial Assets:
Debt securities held-to-maturity, at amortized cost	0	0
Level 2 | Fair Value
Financial Assets:
Cash and due from banks	0	0
Money market investments	6,012,000	9,216,000
Trading account debt securities, excluding derivatives	32,270,000	30,370,000
Debt Securities Available for Sale, at Fair Value	13,805,576,000	10,579,211,000
Debt securities held-to-maturity, at amortized cost	12,061,000	12,061,000
Equity securities:
FHLB Stock	43,787,000	51,628,000
FRB stock	93,470,000	89,358,000
Other investments	21,328,000	13,296,000
Equity securities	158,585,000	154,282,000
Loans held-for-sale	0	0
Loans held in portfolio, net	0	0
Mortgage servicing rights	0	0
Derivatives	17,966,000	13,603,000
Deposits
Demand deposits	36,083,809,000	32,093,274,000
Time deposits	7,598,732,000	7,392,698,000
Total deposits	43,682,541,000	39,485,972,000
Assets sold under agreements to repurchase	193,271,000	281,535,000
Other short-term borrowings		42,000
Notes payable:
Advances with the FHLB	429,718,000	553,111,000
Unsecured senior debt securities	323,415,000	302,664,000
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	395,216,000	381,079,000
Capital lease obligations		0
Notes Payable	1,148,349,000	1,236,854,000
Derivatives	16,619,000	12,320,000
Level 2 | Obligations of Puerto Rico, States and political subdivisions | Fair Value
Financial Assets:
Debt securities held-to-maturity, at amortized cost	0	0
Level 2 | Collateralized Mortgage Obligations - Federal agencies | Fair Value
Financial Assets:
Debt securities held-to-maturity, at amortized cost	0	0
Level 2 | Securities in wholly owned statutory business trusts | Fair Value
Financial Assets:
Debt securities held-to-maturity, at amortized cost	11,561,000	11,561,000
Level 2 | Other | Fair Value
Financial Assets:
Debt securities held-to-maturity, at amortized cost	500,000	500,000
Level 3 | Fair Value
Financial Assets:
Cash and due from banks	0	0
Money market investments	0	0
Trading account debt securities, excluding derivatives	970,000	1,139,000
Debt Securities Available for Sale, at Fair Value	1,182,000	1,233,000
Debt securities held-to-maturity, at amortized cost	93,049,000	90,592,000
Equity securities:
FHLB Stock	0	0
FRB stock	0	0
Other investments	7,367,000	5,539,000
Equity securities	7,367,000	5,539,000
Loans held-for-sale	60,030,000	52,474,000
Loans held in portfolio, net	25,051,400,000	23,143,027,000
Mortgage servicing rights	150,906,000	169,777,000
Derivatives	0	0
Deposits
Demand deposits	0	0
Time deposits	0	0
Total deposits	0	0
Assets sold under agreements to repurchase	0	0
Other short-term borrowings		0
Notes payable:
Advances with the FHLB	0	0
Unsecured senior debt securities	0	0
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0	0
Capital lease obligations		20,412,000
Notes Payable	0	20,412,000
Derivatives	0	0
Level 3 | Obligations of Puerto Rico, States and political subdivisions | Fair Value
Financial Assets:
Debt securities held-to-maturity, at amortized cost	93,002,000	90,534,000
Level 3 | Collateralized Mortgage Obligations - Federal agencies | Fair Value
Financial Assets:
Debt securities held-to-maturity, at amortized cost	47,000	58,000
Level 3 | Securities in wholly owned statutory business trusts | Fair Value
Financial Assets:
Debt securities held-to-maturity, at amortized cost	0	0
Level 3 | Other | Fair Value
Financial Assets:
Debt securities held-to-maturity, at amortized cost	$ 0	$ 0